Business developments (Details 6) SFr in Millions, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Sep. 30, 2021 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Mar. 31, 2021 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2021 USD ($)
Business developments [Line Items]
Other financial assets held at amortized cost					SFr 4,291	SFr 24	SFr 11
Trading revenues					2,431	3,295	1,739
Total operating expenses					19,091	17,826	17,440
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest					(600)	3,467	SFr 4,720
Loans	SFr 10,243				SFr 10,243	SFr 11,408
Archegos Capital Management [Member]
Business developments [Line Items]
Business development, Description					Archegos Capital Management The Group incurred significant losses in 2021 in respect of the failure by Archegos Capital Management (Archegos) to meet its margin commitments. Certain Group subsidiaries were notified by the fund that it would be unable to return margin advances previously extended and, following the failure of the fund, the Group exited the fund positions. In the first quarter of 2021, the Group recorded a provision for credit losses of CHF 4,430 million with regard to this matter. In the second quarter of 2021, the Group incurred additional losses of CHF 594 million with regard to this matter, consisting of CHF 493 million of trading losses as a result of market movements during the process of closing out the fund positions, a provision for credit losses of CHF 70 million and operating expenses of CHF 31 million mainly reflecting severance-related costs and professional services fees. In the third quarter of 2021, the Group’s results included a positive impact of CHF 235 million, consisting of net revenues of CHF 23 million, a release of provision for credit losses of CHF 188 million pertaining to an assessment of the future recoverability of receivables and negative operating expenses of CHF 24 million. In the fourth quarter of 2021, the Group’s results included a release of provision for credit losses of CHF 5 million and total operating expenses of CHF 14 million. The aggregate loss attributable to this matter in 2021 was CHF 4,798 million.
Other financial assets held at amortized cost	(5)	SFr (188)	SFr 70	SFr 4,430	SFr 4,307
Trading revenues		23	(493)
Negative operating expenses		24
Total operating expenses	SFr 14		31
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		SFr 235	SFr (594)		SFr (4,798)
Greensill Capital [Member]
Business developments [Line Items]
Business development, Description					Supply chain finance funds In early March 2021, the boards of four supply chain finance funds managed by certain Group subsidiaries (collectively, the SCFFs) decided to suspend redemptions and subscriptions of those funds to protect the interests of the funds’ investors, to terminate the SCFFs and to proceed to their liquidation. The last published net asset value (NAV) of the SCFFs in late February 2021 was approximately USD 10 billion in the aggregate. As of January 31, 2022, together with the cash already distributed to investors and cash remaining in the funds, total cash collected in the SCFFs amounts to approximately USD 7.3 billion including the cash position in the funds at the time of suspension. Redemption payments totaling approximately USD 6.7 billion have been made to their investors in six cash distributions. There remains considerable uncertainty regarding the valuation of a significant part of the remaining assets, including the fact that certain of the notes underlying the funds were not paid when they fell due and the portfolio manager has been informed that further notes will not be paid when they fall due in the future. It therefore can be assumed that the investors of the SCFFs will suffer a loss. The amount of loss of the investors is currently unknown. The Group continues to analyze this matter, including with the assistance of external counsel and other experts. The Board initiated an externally led investigation of this matter, supervised by a special committee of the Board. The related report has been completed, the findings have been made available to the Board and the report was shared with FINMA. Given the reputational impact of the SCFF matter on the Group, actions have been taken against a number of employees where the Board deemed it was appropriate. In light of the ongoing recovery process and the legal complexities of the matter, there is no intention by the Board to publish the report. An internal project has been set up to further enhance governance as well as to strengthen risk management processes. The Group continues to assess the potential for recovery on behalf of the investors in the funds, and further analyze new, pending or threatened proceedings. As previously reported, the resolution of the matter, the timing of which is difficult to predict, could cause the Group to incur material losses. With respect to the Group’s outstanding collateralized bridge loan of USD 90 million to Greensill Capital, the Group has marked its fair value to USD 63 million as of December 31, 2021.
Loans | $								$ 63
Principal amount outstanding | $								$ 90